Consolidated statements of shareholders' equity - EUR (€) € in Thousands	Total FME AG shareholders' equity	Ordinary shares	Additional paid in capital	Retained earnings	Foreign currency translation	Cash flow hedges	Pensions	Fair value changes	Noncontrolling interests	Total
Balance at beginning of period at Dec. 31, 2020	€ 11,215,080	€ 292,877	€ 2,872,630	€ 10,254,913	€ (1,936,713)	€ (7,706)	€ (346,282)	€ 85,361	€ 1,116,230	€ 12,331,310
Balance at beginning of period (in shares) at Dec. 31, 2020		292,876,570
Proceeds from exercise of options and related tax effects	5,590	€ 127	5,463							5,590
Proceeds from exercise of options and related tax effects (in shares)		127,769
Dividends paid	(392,455)			(392,455)						(392,455)
Purchase/ sale of noncontrolling interests/ Transactions with noncontrolling interests without loss of control	13,183		13,183						87,289	100,472
Contributions from/ to noncontrolling interests									(262,848)	(262,848)
Put option liabilities	(39,574)			(39,574)						(39,574)
Transfer of cumulative gains/losses of equity investments				33,948				(33,948)
Net income	969,308			969,308					249,720	1,219,028
Other comprehensive income (loss) related to:
Foreign currency translation	944,376				954,207	(634)	(12,342)	3,145	89,863	1,034,239
Cash flow hedges, net of related tax effects	(775)					(775)				(775)
Pensions, net of related tax effects	(11,374)						(11,374)			(11,374)
Fair value changes, net of related tax effects	(4,576)							(4,576)		(4,576)
Comprehensive income	1,896,959								339,583	2,236,542
Balance at end of period at Dec. 31, 2021	12,698,783	€ 293,004	2,891,276	10,826,140	(982,506)	(9,115)	(369,998)	49,982	1,280,254	13,979,037
Balance at end of period (in shares) at Dec. 31, 2021		293,004,339
Proceeds from exercise of options and related tax effects	20,405	€ 409	19,996							20,405
Proceeds from exercise of options and related tax effects (in shares)		409,110
Dividends paid	(395,556)			(395,556)						(395,556)
Purchase/ sale of noncontrolling interests/ Transactions with noncontrolling interests without loss of control	461,527		461,527						29,639	491,166
Noncontrolling interests due to changes in consolidation group									142,310	142,310
Contributions from/ to noncontrolling interests									(272,696)	(272,696)
Put option liabilities	(458,814)			(458,814)						(458,814)
Transfer of cumulative gains/losses of equity investments				66,534				(66,534)
Net income	673,405			673,405					220,920	894,325
Other comprehensive income (loss) related to:
Foreign currency translation	767,548				775,296	(723)	(10,061)	3,036	59,299	826,847
Cash flow hedges, net of related tax effects	9,211					9,211				9,211
Pensions, net of related tax effects	224,533						224,533			224,533
Fair value changes, net of related tax effects	(11,589)							(11,589)		(11,589)
Comprehensive income	1,663,108								280,219	1,943,327
Balance at end of period at Dec. 31, 2022	13,989,453	€ 293,413	3,372,799	10,711,709	(207,210)	(627)	(155,526)	(25,105)	1,459,726	€ 15,449,179
Balance at end of period (in shares) at Dec. 31, 2022		293,413,449								293,413,449
Proceeds from exercise of options and related tax effects	(1,190)		(1,190)							€ (1,190)
Dividends paid	(328,623)			(328,623)						(328,623)
Purchase/ sale of noncontrolling interests/ Transactions with noncontrolling interests without loss of control	8,722		8,722						(14,684)	(5,962)
Noncontrolling interests due to changes in consolidation group									(182,488)	(182,488)
Contributions from/ to noncontrolling interests									(246,302)	(246,302)
Put option liabilities	39,474			39,474						39,474
Transfer of cumulative gains/losses of equity investments				129				(129)
Net income	498,997			498,997					233,461	732,458
Other comprehensive income (loss) related to:
Foreign currency translation	(564,434)				(558,371)	(55)	5,086	(11,094)	(43,439)	(607,873)
Cash flow hedges, net of related tax effects	(3,903)					(3,903)				(3,903)
Pensions, net of related tax effects	(42,050)						(42,050)			(42,050)
Fair value changes, net of related tax effects	23,815							23,815		23,815
Comprehensive income	(87,575)								190,022	102,447
Balance at end of period at Dec. 31, 2023	€ 13,620,261	€ 293,413	€ 3,380,331	€ 10,921,686	€ (765,581)	€ (4,585)	€ (192,490)	€ (12,513)	€ 1,206,274	€ 14,826,535
Balance at end of period (in shares) at Dec. 31, 2023		293,413,449								293,413,449